Other Balance Sheet Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Restrictions on Cash and Cash Equivalents
Cash, cash equivalents, and restricted cash reported within the accompanying condensed consolidated balance sheets that sum to the total of the same such amounts presented in the accompanying condensed consolidated statements of cash flows consisted of the following (in thousands):

	June 30, 2022	December 31, 2021
Cash	$23,549	$33,581
Cash equivalents	87,693	247,500

Cash and cash equivalents	111,242	281,081
Restricted cash included in prepaid expenses and other current assets	1,859	—
Restricted cash	16,459	16,462

Total cash, cash equivalents, and restricted cash presented in the statements of cash flows	$129,560	$297,543

Cash, cash equivalents, and restricted cash reported within the accompanying consolidated balance sheets that sum to the total of the same such amounts presented in the accompanying consolidated statements of cash flows consisted of the following (in thousands):

	December 31,
	2021	2020
Cash	$33,581	$24,657
Cash equivalents:	$247,500	$38,575

Cash and cash equivalents	$281,081	$63,232
Restricted cash included in prepaid expenses and other current assets	$—	$1,000
Restricted cash	$16,462	$10,461

Total cash, cash equivalents, and restricted cash presented in the statements of cash flows	$297,543	$74,693

Schedule of Cash and Cash Equivalents
Cash, cash equivalents, and restricted cash reported within the accompanying condensed consolidated balance sheets that sum to the total of the same such amounts presented in the accompanying condensed consolidated statements of cash flows consisted of the following (in thousands):

	June 30, 2022	December 31, 2021
Cash	$23,549	$33,581
Cash equivalents	87,693	247,500

Cash and cash equivalents	111,242	281,081
Restricted cash included in prepaid expenses and other current assets	1,859	—
Restricted cash	16,459	16,462

Total cash, cash equivalents, and restricted cash presented in the statements of cash flows	$129,560	$297,543

Cash, cash equivalents, and restricted cash reported within the accompanying consolidated balance sheets that sum to the total of the same such amounts presented in the accompanying consolidated statements of cash flows consisted of the following (in thousands):

	December 31,
	2021	2020
Cash	$33,581	$24,657
Cash equivalents:	$247,500	$38,575

Cash and cash equivalents	$281,081	$63,232
Restricted cash included in prepaid expenses and other current assets	$—	$1,000
Restricted cash	$16,462	$10,461

Total cash, cash equivalents, and restricted cash presented in the statements of cash flows	$297,543	$74,693

Schedule of Other Assets
Other assets consisted of the following (in thousands):

	December 31,
	2021	2020
Goodwill	$8,997	$—
Purchased technology and other intangible assets, net	$7,239	$626
Other	$5,691	$7,236

Other assets	$21,927	$7,862

Schedule of Accrued Liabilities
Accrued compensation consisted of the following (in thousands):

	December 31,
	2021	2020
Accrued vacation	$4,693	$3,990
Other	4,815	6,837

Accrued compensation	$9,508	$10,827

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2021	2020
Accrued interest	$—	$14,540
Warranty accrual ( Note 1 )	8,868	8,864
Contract loss accrual ( Note 5 )	17,240	—

Environmental settlement accrual ( Note 9 )	2,950	—
Lease liability ( Note 10 )	3,581	—

Other	25,347	18,746

Accrued expenses and other current liabilities	$57,986	$42,150

Other liabilities consisted of the following (in thousands):

	December 31,
	2021	2020
Warranty accrual ( Note 1 )	$33,388	$38,814
Legal settlement liability	7,834	9,658
Contract loss accrual ( Note 5 )	3,422	—
Environmental settlement accrual ( Note 9 )	2,000	—
Other	3,893	8,372

Other liabilities	$50,537	$56,844